Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingent liabilities
Schedule of commitments

	2021	2020	2019
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	388	689	396

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	12,764	1,047	1,958	3,382	6,377
Future potential revenue milestone payments	17,769	68	420	1,452	15,829